October 19, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Maxim Series Fund, Inc. (the “Fund”) hereby certifies that the form of prospectus and statement of additional information, dated October 14, 2011, that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Fund’s Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A, which was filed by electronic transmission on October 14, 2011 pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to the Fund’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111